Recast Segment Information - Recast Segment Revenue (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Net revenue from external customers	$ 364.8	$ 393.0	$ 515.1	$ 324.3	$ 1,597.2	$ 1,054.0
Intercompany net revenue	0.0	0.0	0.0	0.0	0.0	0.0
Operating Segments | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	364.8	393.0	515.1	324.3	1,597.2	1,054.0
Operating Segments | Live and Historical Racing
Segment Reporting Information [Line Items]
Net revenue from external customers	93.9	81.5	190.5	64.7	430.6	188.8
Intercompany net revenue	3.6	1.8	14.6	1.5	21.5	19.2
Operating Segments | Live and Historical Racing | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	90.3	79.7	175.9	63.2	409.1	169.6
Operating Segments | TwinSpires
Segment Reporting Information [Line Items]
Net revenue from external customers	101.2	109.0	142.6	105.0	457.8	435.6
Intercompany net revenue	1.6	1.5	1.8	1.5	6.4	5.5
Operating Segments | TwinSpires | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	99.6	107.5	140.8	103.5	451.4	430.1
Operating Segments | Gaming
Segment Reporting Information [Line Items]
Net revenue from external customers	172.8	185.6	186.0	154.0	698.4	437.8
Intercompany net revenue	0.7	0.3	0.0	2.0	3.0	2.5
Operating Segments | Gaming | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	172.1	185.3	186.0	152.0	695.4	435.3
All Other
Segment Reporting Information [Line Items]
Net revenue from external customers	4.2	23.0	14.8	7.2	49.2	26.8
Intercompany net revenue	1.4	2.5	2.4	1.6	7.9	7.8
All Other | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	2.8	20.5	12.4	5.6	41.3	19.0
Eliminations
Segment Reporting Information [Line Items]
Net revenue from external customers	(7.3)	(6.1)	(18.8)	(6.6)	(38.8)	(35.0)
Intercompany net revenue	(7.3)	(6.1)	(18.8)	(6.6)	(38.8)	(35.0)
Churchill Downs Racetrack | Operating Segments | Live and Historical Racing | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	13.5	7.4	105.2	2.0	128.1	63.3
Derby City Gaming | Operating Segments | Live and Historical Racing | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	41.3	40.2	39.9	32.9	154.3	79.5
Oak Grove | Operating Segments | Live and Historical Racing | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	28.6	27.1	25.6	19.4	100.7	16.6
Turfway Park | Operating Segments | Live and Historical Racing | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	4.6	4.3	4.5	4.5	17.9	3.1
Newport | Operating Segments | Live and Historical Racing | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	2.3	0.7	0.7	4.4	8.1	7.1
Horse Racing | Operating Segments | TwinSpires | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	88.9	98.8	132.4	96.5	416.6	418.8
Sports and Casino | Operating Segments | TwinSpires | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	10.7	8.7	8.4	7.0	34.8	11.3
Fair Grounds and VSI | Operating Segments | Gaming | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	35.4	24.8	35.1	38.3	133.6	97.6
Presque Isle | Operating Segments | Gaming | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	29.4	35.9	30.5	23.8	119.6	73.1
Calder | Operating Segments | Gaming | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	25.8	25.9	27.4	20.9	100.0	51.8
Oxford | Operating Segments | Gaming | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	27.7	31.8	24.6	15.7	99.8	44.9
Ocean Downs | Operating Segments | Gaming | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	21.9	31.7	27.0	20.0	100.6	60.2
Riverwalk | Operating Segments | Gaming | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	13.9	14.5	18.4	14.4	61.2	46.3
Harlow’s | Operating Segments | Gaming | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	12.2	13.3	16.6	14.0	56.1	40.7
Lady Luck Nemacolin | Operating Segments | Gaming | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	$ 5.8	$ 7.4	$ 6.4	$ 4.9	$ 24.5	$ 20.7